CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY / MEMBERS' CAPITAL - USD ($) $ in Thousands	Total	Notes Receivable	Class A common stock	Cumulative Effect, Period of Adoption, Adjusted Balance	Cumulative Effect, Period of Adoption, Adjusted Balance Notes Receivable	Members' Capital	Members' Capital Cumulative Effect, Period of Adoption, Adjustment	Members' Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock Class A common stock	Common Stock Class B common stock	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Non-Controlling Interests
Balance at the beginning at Dec. 31, 2018	$ 37,770	$ (127)				$ 53,230								$ (15,818)		$ 485
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contributions	60,655					60,655
Issuance of common stock for acquisitions	9,250					9,250
Profit interest units relating to equity-based compensation	182					182
Repurchase of securities by Primary Care (ITC) Holdings, LLC	(100)					(100)
Issuance of securities by Primary Care (ITC) Holdings, LLC in connection with payment on due to seller balance	25					25
Notes receivable-related parties	(3)	(3)
Net income (loss)	(19,780)													(19,780)
Members' distributions	(1,165)													(1,165)
Balance at the end at Dec. 31, 2019	86,834	(130)				123,242								(36,763)		485
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contributions	103,016					103,016
Issuance of common stock for acquisitions	34,300					34,300
Profit interest units relating to equity-based compensation	528					528
Issuance of securities by Primary Care (ITC) Holdings, LLC in connection with payment on due to seller balance	2,158					2,158
Purchase of non-controlling interests by Primary Care (ITC) Holdings, LLC						490								(5)		(485)
Notes receivable-related parties	(4)	(4)
Net income (loss)	(71,064)													(71,064)
Members' distributions	(106,143)					$ (106,143)
Balance at the end (in shares) at Dec. 31, 2020						14,629,533	292,214,129	306,843,662
Balance at the end at Dec. 31, 2020	49,625	(134)		$ 49,625	$ (134)	$ 157,591	$ (157,560)	$ 31				$ 157,560	$ 157,560	(107,832)	$ (107,832)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for acquisitions (in shares)			4,400,000						4,412,379
Issuance of common stock for acquisitions	64,470										$ 64,470
Net loss prior to business combination	(65,213)													(65,213)
Business combination and PIPE financing (in shares)						(306,843,662)			166,243,491	306,843,662
Business combination and PIPE financing	773,093					$ (31)			$ 17	$ 31	169,093			112,305		491,678
Stock-based compensation expense	27,983										27,983
Exchange of Class B common stock for Class A common stock (in shares)									9,457,681	(9,457,681)
Exchange of Class B common stock for Class A common stock									$ 1	$ (1)	14,853					(14,853)
Impact of transactions affecting non-controlling interests											(36,516)					36,516
Settlement of notes receivable, net	134	$ 134
Net income (loss)	(51,524)													(18,020)		(33,504)
Balance at the end (in shares) at Dec. 31, 2021									180,113,551	297,385,981
Balance at the end at Dec. 31, 2021	$ 798,568								$ 18	$ 30	$ 397,443			$ (78,760)		$ 479,837